Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES

Note 5 - INVENTORIES

Inventories, primarily consisted of cryptocurrency mining machines and standardized computing equipment, which are finished goods from manufactures. As of December 31, 2023 and 2022, inventories consisted of the following:

	December 31,	December 31,
	2023	2022
Finished goods	5,502,404	$3,915,456

No inventory write-down was recorded for the years ended December 31, 2023, 2022 and 2021.